STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss	$ (32,203)	$ (31,568)	$ (20,771)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation	762	471	359
Changes in accrued liability for employee rights upon retirement	106	30	68
Share-based compensation	4,654	3,974	952
Changes in fair value of marketable securities	29
In-process research and development acquired		6,232
Finance expenses, net	(34)	(50)	8
Changes in operating asset and liabilities:
Prepaid expenses and other current assets	(1,463)	(229)	(426)
Accounts payable, accrued expenses and other	3,029	(2,486)	2,505
Long term receivables	1,653	(463)	(1,190)
Net cash used in operating activities	(23,467)	(24,089)	(18,495)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,052)	(1,925)	(385)
Bank deposits	3,000	(4,000)
Restricted long term deposits	8	(13)	(15)
Investments in marketable securities	(71,783)
Proceeds from sales and maturity of marketable securities	15,092
Amounts funded in respect of employee rights upon retirement			9
Net cash used in investing activities	(54,735)	(5,938)	(391)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of options	44
Initial public offering, net of issue cost	78,775
Loans received from the controlling shareholder		28,000	20,000
Net cash provided by financing activities	78,819	28,000	20,000
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	34	50	(8)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	651	(1,977)	1,106
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	5,024	7,001	5,895
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	5,675	5,024	7,001
Cash and Cash equivalents	5,325	5,024	7,001
Restricted cash	350
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	5,675	5,024	7,001
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Purchase of property and equipment		62	10
Conversion of loans from the controlling shareholder	65,338
Acquisition of in-process research and development product candidate		6,232
SUPPLEMENTARY INFORMATION:
Interest received	$ 1,477